OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 6:-       OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2016	2015

Employees and related accruals	$2,074	$1,515
Consultants	468	302
Accrual for withholding taxes and royalties payments related to Milestone payments from Bayer	4	1,356
Accrued expenses	920	1,349
Other	-	19

	$3,466	$4,541